Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Included in the table below is the annual compensation paid to our executives and our financial performance for each of the three previous fiscal years.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Chief Executive Officer (1)	Compensation Actually Paid to Chief Executive Officer	Average Summary Compensation Table Total for Other Named Executive Officers (2)	Average Compensation Actually Paid to Other Named Executive Officers	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income	Adjusted EBITDA (4)
2022	$7,701,102	$(784,351)	$1,781,723	$355,598	$130.74	$140.79	$205,277,739	$321,831,275
2021	$7,817,826	$15,024,562	$1,597,907	$3,525,371	$243.77	$155.21	$163,817,937	$263,949,984
2020	$3,848,244	$7,969,104	$1,101,925	$3,372,336	$151.49	$127.92	$90,673,757	$176,341,637

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]	For the years 2022, 2021, and 2020, this is the total compensation, as depicted in the Summary Compensation Table above, for our CEO Mr. Dennison.
Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return is based on the weighted-average TSR of the peer group disclosed in FOX's CD&A for such year, weighted on the basis of market capitalization at the beginning of each period. The peer group disclosed in FOX's CD&A was updated in 2022. The peer group total shareholder return using the 2020 (prior) peer group would have been $115.70, $149.67 and $127.92 for the years ended 2022, 2021 and 2020 respectively.
PEO Total Compensation Amount	$ 7,701,102	$ 7,817,826	$ 3,848,244
PEO Actually Paid Compensation Amount	$ (784,351)	15,024,562	7,969,104
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate compensation actually paid (“CAP”) to the Chief Executive Officer and the average CAP to the other Named Executive Officers, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards (1)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End (2)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End (3)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year (4)	Compensation Actually Paid
Principal Executive Officer
2022	$7,701,102	$(4,500,140)	$3,414,949	$(5,269,787)	$(2,130,475)	$(784,351)
2021	$7,817,826	$(4,939,011)	$7,888,881	$3,227,549	$1,029,317	$15,024,562
2020	$3,848,244	$(2,119,059)	$5,410,766	$705,737	$123,416	$7,969,104
Average for Other NEOs (5)
2022	$1,781,723	$(720,080)	$546,436	$(811,488)	$(440,993)	$355,598
2021	$1,597,907	$(664,340)	$1,212,721	$571,654	$807,429	$3,525,371
2020	$1,101,925	$(550,558)	$971,581	$1,080,792	$768,596	$3,372,336
(1)Represents the grant date fair value of equity awards granted in each applicable year, as reported in our Summary Compensation Table.
(2)Represent the year-over-year change in the fair value of equity awards to our CEO and average for our other NEOs. No awards vested in the year they were granted.
(3)Represents the change in fair value of equity awards that were granted in any prior fiscal year and were unvested as of the end of each applicable year.
(4)Represents the change in fair value of equity awards that were granted in any prior fiscal year and vested during each applicable year.
(5)Our fiscal year 2020 reflects the transition of our Former CEO, Larry Enterline, to an Executive Chair of the Board role, and the promotion of Michael Dennison from President, Powered Vehicles Group to CEO.
The fair value of stock awards includes the value of both restricted stock unit awards and performance share awards. The measurement date fair value of restricted stock unit awards was determined based on the market price of the Company's common stock on the measurement date. The performance share awards include two separate components, i) a performance-based component which is determined based on a FCF metric, and ii) a ROIC metric. The measurement date fair value of the performance-based component of the performance share awards was determined based upon the measurement date stock price.

Non-PEO NEO Average Total Compensation Amount	$ 1,781,723	1,597,907	1,101,925
Non-PEO NEO Average Compensation Actually Paid Amount	$ 355,598	3,525,371	3,372,336
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate compensation actually paid (“CAP”) to the Chief Executive Officer and the average CAP to the other Named Executive Officers, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards (1)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End (2)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End (3)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year (4)	Compensation Actually Paid
Principal Executive Officer
2022	$7,701,102	$(4,500,140)	$3,414,949	$(5,269,787)	$(2,130,475)	$(784,351)
2021	$7,817,826	$(4,939,011)	$7,888,881	$3,227,549	$1,029,317	$15,024,562
2020	$3,848,244	$(2,119,059)	$5,410,766	$705,737	$123,416	$7,969,104
Average for Other NEOs (5)
2022	$1,781,723	$(720,080)	$546,436	$(811,488)	$(440,993)	$355,598
2021	$1,597,907	$(664,340)	$1,212,721	$571,654	$807,429	$3,525,371
2020	$1,101,925	$(550,558)	$971,581	$1,080,792	$768,596	$3,372,336
(1)Represents the grant date fair value of equity awards granted in each applicable year, as reported in our Summary Compensation Table.
(2)Represent the year-over-year change in the fair value of equity awards to our CEO and average for our other NEOs. No awards vested in the year they were granted.
(3)Represents the change in fair value of equity awards that were granted in any prior fiscal year and were unvested as of the end of each applicable year.
(4)Represents the change in fair value of equity awards that were granted in any prior fiscal year and vested during each applicable year.
(5)Our fiscal year 2020 reflects the transition of our Former CEO, Larry Enterline, to an Executive Chair of the Board role, and the promotion of Michael Dennison from President, Powered Vehicles Group to CEO.
The fair value of stock awards includes the value of both restricted stock unit awards and performance share awards. The measurement date fair value of restricted stock unit awards was determined based on the market price of the Company's common stock on the measurement date. The performance share awards include two separate components, i) a performance-based component which is determined based on a FCF metric, and ii) a ROIC metric. The measurement date fair value of the performance-based component of the performance share awards was determined based upon the measurement date stock price.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation actually paid versus Company performance
The graph below depicts the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid (“CAP”) to our CEO and, on average, to our other Named Executive Officers (“NEOs”), for the fiscal years 2022, 2021 and 2020.
CAP vs FOXF TSR & Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs EBITDA
Total Shareholder Return Vs Peer Group [Text Block]
Compensation actually paid versus Company performance
The graph below depicts the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid (“CAP”) to our CEO and, on average, to our other Named Executive Officers (“NEOs”), for the fiscal years 2022, 2021 and 2020.
CAP vs FOXF TSR & Peer Group TSR

Tabular List [Table Text Block]

FINANCIAL PERFORMANCE METRICS
Adjusted EBITDA
Free Cash Flow
Return on Invested Capital

Total Shareholder Return Amount	$ 130.74	243.77	151.49
Peer Group Total Shareholder Return Amount	140.79	155.21	127.92
Net Income (Loss)	$ 205,277,739	$ 163,817,937	$ 90,673,757
Company Selected Measure Amount	321,831,275	263,949,984	176,341,637
PEO Name	Mr. Dennison.
Additional 402(v) Disclosure [Text Block]	Represents the average total compensation, as depicted in the Summary Compensation Table above, for the years 2022, 2021 and 2020. Our total shareholder return assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which total shareholder return is depicted.
Peer Group Total Shareholder Return Amount, Prior Peer Group	$ 115.70	$ 149.67	$ 127.92
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	EBITDA is equal to FOX's net income adjusted for interest expense, net other expense, income taxes, amortization of purchased intangibles, depreciation, stock-based compensation, patent litigation-related expenses, acquisition and integration-related expenses, strategic transformation costs, and costs related to tax restructuring initiatives
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,500,140)	(4,939,011)	(2,119,059)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,414,949	7,888,881	5,410,766
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,269,787)	3,227,549	705,737
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,130,475)	1,029,317	123,416
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(720,080)	(664,340)	(550,558)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	546,436	1,212,721	971,581
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(811,488)	571,654	1,080,792
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (440,993)	$ 807,429	$ 768,596